UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |X|; Amendment Number:   1
                                                          -----

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier             Chatham, New Jersey            December 4, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $14,346
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1.      28-10746                 Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2006
COLUMN 1         COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8

                                               VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS       SOLE   SHARED   NONE
ISHARES TR       RUSSELL 2000     464287655    14,346    200,000       PUT    DEFINED         1        200,000






SK 03461 0004 726200